Short-term Bank Deposits and Restricted Deposits (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure Of Detailed Information About Short Term Bank Deposits And Restricted Deposits [Abstract]
Short-term bank deposits	¥ 6,900		¥ 0
Restricted deposits	5,089		3,716
Short-term bank deposits and restricted deposits	¥ 11,989	$ 1,837	¥ 3,716